Related Party Transactions (Details) (USD $)	3 Months Ended		12 Months Ended				12 Months Ended			3 Months Ended		12 Months Ended					1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2006	Dec. 31, 2012 Sabine Pass Liquefaction [Member]	Mar. 31, 2013 Operation and Maintenance Agreement [Member] Cheniere LNG Terminals, Inc. [Member]	Dec. 31, 2012 Operation and Maintenance Agreement [Member] Cheniere LNG Terminals, Inc. [Member]	Mar. 31, 2013 Service Agreements [Member] Cheniere LNG Terminals, Inc. [Member]	Mar. 31, 2012 Service Agreements [Member] Cheniere LNG Terminals, Inc. [Member]	Dec. 31, 2012 Service Agreements [Member] Cheniere LNG Terminals, Inc. [Member]	Dec. 31, 2011 Service Agreements [Member] Cheniere LNG Terminals, Inc. [Member]	Dec. 31, 2010 Service Agreements [Member] Cheniere LNG Terminals, Inc. [Member]	Mar. 31, 2013 Management Services Agreement [Member] Cheniere LNG Terminals, Inc. [Member]	Dec. 31, 2012 Management Services Agreement [Member] Cheniere LNG Terminals, Inc. [Member]	Jul. 31, 2007 Cooperative Endeavor Agreements [Member] Cheniere Marketing, LLC [Member]	Mar. 31, 2013 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Mar. 31, 2012 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2012 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2011 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2010 LNG and natural gas marketing business [Member] Cheniere Marketing, LLC [Member]	Mar. 31, 2013 LNG Terminal Export Agreement [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2012 LNG Terminal Export Agreement [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2011 LNG Terminal Export Agreement [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2010 LNG Terminal Export Agreement [Member] Cheniere Marketing, LLC [Member]	Mar. 31, 2013 Tug Boat Lease Sharing Agreement [Member] Sabine Pass Tug Services, LLC [Member]	Dec. 31, 2012 Tug Boat Lease Sharing Agreement [Member] Sabine Pass Tug Services, LLC [Member]	Dec. 31, 2011 Tug Boat Lease Sharing Agreement [Member] Sabine Pass Tug Services, LLC [Member]	Dec. 31, 2010 Tug Boat Lease Sharing Agreement [Member] Sabine Pass Tug Services, LLC [Member]	Dec. 31, 2012 Pipeline Compressor Agreement [Member] Cheniere Energy Investments, LLC [Member]	Dec. 31, 2011 Pipeline Compressor Agreement [Member] Cheniere Energy Investments, LLC [Member]	Dec. 31, 2010 Pipeline Compressor Agreement [Member] Cheniere Energy Investments, LLC [Member]	Mar. 31, 2013 LNG site and related costs, net [Member] Sabine Pass Liquefaction [Member]	Dec. 31, 2012 LNG site and related costs, net [Member] Sabine Pass Liquefaction [Member]	Mar. 31, 2013 LNG Terminal Capacity Agreements [Member] Sabine Pass Liquefaction [Member]	Mar. 31, 2013 Cooperative Endeavor Agreements [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2012 Cooperative Endeavor Agreements [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2011 Cooperative Endeavor Agreements [Member] Cheniere Marketing, LLC [Member]	Dec. 31, 2012 Annual payment amount per lease agreement [Domain] LNG site and related costs, net [Member] Sabine Pass Liquefaction [Member]
Related Party Transaction [Line Items]
Advances to Affiliate Current	$ 4,228,000		$ 1,025,000	$ 556,000
Regasification capacity	2.0					2.0
Related Party Transactions, Commitments, Annual Reservation Fee Payment							250,000,000																													250,000,000
Related Party Transaction, Committed Monthly Fee								130,000	0						520,000	1,000,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party										2,100,000	2,000,000	8,400,000	8,100,000	7,900,000
Related Party Transaction, Tax Initiative Commitment																	25,000,000
Related Party Transaction, Bonus Percentage Entitled Upon Meeting Certain Criteria										50.00%		100.00%
Other non-current assets and non-current deferred revenue	17,284,000		14,854,000	12,355,000																																	17,200,000	14,700,000	12,300,000
Related Party Transaction, Purchases from Related Party																		900,000	700,000	2,800,000	4,200,000	2,800,000
Revenues—affiliate	$ 63,819,000	$ 63,812,000	$ 255,611,000	$ 255,371,000	$ 254,895,000													$ 900,000	$ 0	$ 2,800,000		$ 0	$ 0	$ 300,000	$ 300,000	$ 900,000	$ 700,000	$ 2,800,000	$ 2,700,000	$ 2,700,000	$ 100,000	$ 400,000	$ 0	$ 100,000	$ 300,000					$ 500,000